Warrants - Schedule of Outstanding and Exercisable Warrants (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Outstanding Shares, Warrants forfeited		435,000
Warrant [Member]
Number of Outstanding Shares, Warrants Outstanding Beginning	2,880,141	2,738,096	2,647,446
Number of Outstanding Shares, Warrants granted		577,045	115,650
Number of Outstanding Shares, Warrants forfeited		(435,000)
Number of Outstanding Shares, Warrants exercised	(16,666)		(25,000)
Number of Outstanding Shares, Warrants Outstanding Ending	2,863,475	2,880,141	2,738,096
Weighted Average Exercise Price Outstanding Beginning	$ 0.08	$ 0.24	$ 0.24
Weighted Average Exercise Price Warrants granted		0.02	0.18
Weighted Average Exercise Price Warrants forfeited
Weighted Average Exercise Price Warrants exercised	0.01		0.01
Weighted Average Exercise Price Outstanding Ending	$ 0.08	$ 0.08	$ 0.24
Weighted Average Remaining Contractual Life Warrants Outstanding, Beginning	3 years 8 months 26 days	3 years 3 months 11 days	4 years 2 months 27 days
Weighted Average Remaining Contractual Life Warrants Outstanding, granted	0 years	7 years 1 month 9 days	5 years
Weighted Average Remaining Contractual Life Warrants Outstanding, forfeited	0 years	0 years	0 years
Weighted Average Remaining Contractual Life Warrants Outstanding, exercised	0 years	0 years	0 years
Weighted Average Remaining Contractual Life Warrants Outstanding Ending	3 years 8 months 26 days	3 years 8 months 26 days	3 years 3 months 11 days
Aggregate Intrinsic Value Outstanding Beginning	$ 782,385	$ 937,567	$ 930,751
Aggregate Intrinsic Value Outstanding Ending	$ 1,233,358	$ 782,385	$ 937,567